Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Intangible Assets, Net

Note 8. Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of June 30, 2026
	Gross carrying amount	Accumulated amortization	Net book value	Weighted average remaining useful life (in years)

Software license	$502,500	$(100,500)	$402,000	4.0
Capitalized software	200,000	-	200,000
Total intangible assets	$702,500	$(100,500)	$602,000

	As of December 31, 2025
	Gross carrying amount	Accumulated amortization	Net book value	Weighted average remaining useful life (in years)

Software license	$502,500	$(50,250)	$452,250	4.5
Capitalized software	-	-	-
Total intangible assets	$502,500	$(50,250)	$452,250

During the three and six months ended June 30, 2026, the Company recorded $25,125 and $50,250, respectively, of amortization expense related to the intangible asset.